Other Revenues - Summary of Other Revenues by Type of Service (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 141,233	$ 19,463	¥ 160,344	¥ 232,076
Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	7,424		7,047	12,748
Other Revenues | Marketing Services Revenue
Disaggregation of Revenue [Line Items]
Revenues	2,100		961	4,416
Other Revenues | Logistic Services Revenue
Disaggregation of Revenue [Line Items]
Revenues	1,640		1,752	1,813
Other Revenues | Promotion services revenue
Disaggregation of Revenue [Line Items]
Revenues	90		167	926
Other Revenues | Service, Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 3,594		¥ 4,167	¥ 5,593